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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-01835

                      Pioneer Value Fund
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  September 30

Date of reporting period:  December 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

 Pioneer Value Fund

 Schedule of Investments  12/31/11

 Shares

 Value

 COMMON STOCKS - 99.0%

 Energy - 14.2%

 Integrated Oil & Gas - 8.0%

 438,600

 Chevron Corp.

 $

 46,667,040

 612,900

 ConocoPhillips

 44,662,023

 474,300

 QEP Resources, Inc.

 13,896,990

 $

 105,226,053

 Oil & Gas Drilling - 1.4%

 384,200

 Ensco Plc

 $

 18,026,664

 Oil & Gas Equipment And Services - 3.1%

 335,500

 Baker Hughes, Inc.

 $

 16,318,720

 369,700

 National-Oilwell Varco, Inc.

 25,135,903

 $

 41,454,623

 Oil & Gas Exploration & Production - 1.7%

 770,600

 Marathon Oil Corp.

 $

 22,555,462

 Total Energy

 $

 187,262,802

 Materials - 2.3%

 Diversified Chemical - 1.2%

 498,400

 LyondellBasell Industries NV

 $

 16,193,016

 Diversified Metals & Mining - 1.1%

 396,400

 Freeport-McMoRan Copper & Gold, Inc. (Class B)

 $

 14,583,556

 Total Materials

 $

 30,776,572

 Capital Goods - 8.0%

 Aerospace & Defense - 3.1%

 297,300

 Northrop Grumman Corp. *

 $

 17,386,104

 324,400

 United Technologies Corp.

 23,710,396

 $

 41,096,500

 Construction & Farm Machinery & Heavy Trucks - 3.2%

 237,000

 Cummins, Inc.

 $

 20,860,740

 279,300

 Deere & Co.

 21,603,855

 $

 42,464,595

 Electrical Component & Equipment - 1.7%

 300,300

 Rockwell International Corp.

 $

 22,033,011

 Total Capital Goods

 $

 105,594,106

 Transportation - 4.3%

 Railroads - 4.3%

 1,089,300

 CSX Corp.

 $

 22,940,658

 317,300

 Union Pacific Corp.

 33,614,762

 $

 56,555,420

 Total Transportation

 $

 56,555,420

 Automobiles & Components - 1.3%

 Auto Parts & Equipment - 1.3%

 432,600

 Lear Corp.

 $

 17,217,480

 Total Automobiles & Components

 $

 17,217,480

 Consumer Services - 1.6%

 Restaurants - 1.6%

 212,700

 McDonald's Corp.

 $

 21,340,191

 Total Consumer Services

 $

 21,340,191

 Media - 7.2%

 Broadcasting - 1.6%

 803,200

 CBS Corp. (Class B)

 $

 21,798,848

 Cable & Satellite - 1.7%

 951,200

 Comcast Corp.

 $

 22,552,952

 Movies & Entertainment - 3.9%

 1,349,500

 News Corp.

 $

 24,075,080

 723,500

 The Walt Disney Co.

 27,131,250

 $

 51,206,330

 Total Media

 $

 95,558,130

 Retailing - 1.6%

 Apparel Retail - 1.6%

 328,500

 TJX Companies, Inc.

 $

 21,204,675

 Total Retailing

 $

 21,204,675

 Food Beverage & Tobacco - 7.7%

 Distillers & Vintners - 1.3%

 834,300

 Constellation Brands, Inc. *

 $

 17,244,981

 Packaged Foods & Meats - 1.3%

 270,600

 Hershey Foods Corp.

 $

 16,717,668

 Soft Drinks - 1.8%

 338,500

 Coca-Cola Co.

 $

 23,684,845

 Tobacco - 3.3%

 886,500

 Altria Group, Inc.

 $

 26,284,725

 229,200

 Phillip Morris International, Inc.

 17,987,616

 $

 44,272,341

 Total Food Beverage & Tobacco

 $

 101,919,835

 Health Care Equipment & Services - 5.0%

 Health Care Distributors - 2.8%

 439,300

 Cardinal Health, Inc.

 $

 17,839,973

 236,900

 McKesson Corp.

 18,456,879

 $

 36,296,852

 Managed Health Care - 2.2%

 582,800

 United Healthcare Group, Inc.

 $

 29,536,304

 Total Health Care Equipment & Services

 $

 65,833,156

 Pharmaceuticals & Biotechnology - 8.4%

 Biotechnology - 1.5%

 311,700

 Amgen, Inc.

 $

 20,014,257

 Pharmaceuticals - 6.9%

 644,800

 Johnson & Johnson Co.

 $

 42,285,984

 2,230,800

 Pfizer, Inc.

 48,274,512

 $

 90,560,496

 Total Pharmaceuticals & Biotechnology

 $

 110,574,753

 Banks - 6.9%

 Diversified Banks - 4.7%

 952,800

 Standard Chartered PLC

 $

 20,824,146

 1,178,500

 United Overseas Bank, Ltd.

 13,880,212

 999,600

 Wells Fargo  & Co.

 27,548,976

 $

 62,253,334

 Regional Banks - 2.2%

 501,700

 PNC Bank Corp.

 $

 28,933,039

 Total Banks

 $

 91,186,373

 Diversified Financials - 9.0%

 Asset Management & Custody Banks - 3.4%

 448,600

 Ameriprise Financial, Inc.

 $

 22,268,504

 1,108,200

 Invesco Ltd.

 22,263,738

 $

 44,532,242

 Consumer Finance - 3.4%

 621,400

 Capital One Financial Corp.

 $

 26,279,006

 765,500

 Discover Financial Services, LLC

 18,372,000

 $

 44,651,006

 Diversified Finance Services - 2.2%

 873,700

 J.P. Morgan Chase & Co.

 $

 29,050,525

 Total Diversified Financials

 $

 118,233,773

 Insurance - 7.7%

 Life & Health Insurance - 1.9%

 487,100

 Prudential Financial, Inc.

 $

 24,413,452

 Property & Casualty Insurance - 5.8%

 361,900

 ACE Ltd.

 $

 25,376,428

 381,100

 Chubb Corp.

 26,379,742

 420,600

 The Traveler Companies, Inc.

 24,886,902

 $

 76,643,072

 Total Insurance

 $

 101,056,524

 Software & Services - 3.1%

 Internet Software & Services - 0.5%

 388,400

 Yahoo! Inc. *

 $

 6,264,892

 Systems Software - 2.6%

 537,700

 Microsoft Corp.

 $

 13,958,692

 812,000

 Oracle Corp.

 20,827,800

 $

 34,786,492

 Total Software & Services

 $

 41,051,384

 Technology Hardware & Equipment - 3.6%

 Communications Equipment - 1.4%

 1,062,400

 Cisco Systems, Inc.

 $

 19,208,192

 Computer Hardware - 1.6%

 798,900

 Hewlett-Packard Co.

 $

 20,579,664

 Technology Distributors - 0.6%

 213,000

 Arrow Electronics, Inc. *

 $

 7,968,330

 Total Technology Hardware & Equipment

 $

 47,756,186

 Semiconductors - 1.6%

 Semiconductors - 1.6%

 857,900

 Intel Corp.

 $

 20,804,075

 Total Semiconductors

 $

 20,804,075

 Telecommunication Services - 1.2%

 Integrated Telecom Services - 1.2%

 385,500

 Verizon Communications, Inc.

 $

 15,466,260

 Total Telecommunication Services

 $

 15,466,260

 Utilities - 4.3%

 Electric Utilities - 3.5%

 481,800

 American Electric Power Co., Inc. *

 $

 19,903,158

 616,800

 Exelon Corp.

 26,750,616

 $

 46,653,774

 Gas Utilities - 0.8%

 510,800

 Questar Corp.

 $

 10,144,488

 Total Utilities

 $

 56,798,262

 TOTAL COMMON STOCKS

 (Cost  $1,238,839,242)

 $

 1,306,189,957

 TOTAL INVESTMENT IN SECURITIES - 99.0%

 (Cost  $1,238,270,245) (a)

 $

 1,306,189,957

 OTHER ASSETS AND LIABILITIES - 1.0%

 $

 12,870,809

 TOTAL NET ASSETS - 100.0%

 $

 1,319,060,766

 (A.D.R.)

 American Depositary Receipt

 *

 Non-income producing security.

 (a)

 At December 31, 2011, the net unrealized loss on investments based on cost for federal income tax purposes of $1,229,001,274 was as follows:

 Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost

 $

 192,589,375

 Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value

 (115,400,692)

 Net unrealized loss

 $

 77,188,683

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

 The following is a summary of the inputs used as of December 31, 2011, in valuing the Fund's assets:

 Level 1

 Level 2

 Level 3

 Total

 Common Stocks

$
1,306,189,957

$
-

$
-

$
1,306,189,957

 Total

$
1,306,189,957

$
-

$
-

$
1,306,189,957

 Other Financial Instruments*

$
-

$
-

$
-

$
-

 *Other Financial Instruments include futures and foreign exchange contracts

 ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. (a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioneer Value Fund By (Signature and Title)* /s/ John F. Cogan, Jr. John F. Cogan, Jr, President Date February 29, 2012 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ John F. Cogan, Jr. John F. Cogan, Jr., President Date February 29, 2012 By (Signature and Title)* /s/ Mark Bradley Mark Bradley, Treasurer Date February 29, 2012 * Print the name and title of each signing officer under his or her signature.